Leases, Leasing activities by type of Right-of-use asset (Details)	12 Months Ended
	Dec. 31, 2025 Lease Asset
Warehouse [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	2
No. of leases with extension options	0	[1]
No. of leases with purchase option	0	[1]
No. of leases with variable payments linked to an index	0	[1]
No. of leases with termination options	0	[1]
Warehouse [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	2 years
Warehouse [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	8 years
Courtyards [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
No. of leases with extension options	1
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	1
No. of leases with termination options	0
Courtyards [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	2 years
Courtyards [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	8 years

[1]	It corresponds to the lease of 2 warehouses that had terms between 2 and 8 years, which were terminated early during 2025.